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                      Metropolitan Life Insurance Company
               [Metropolitan Life Insurance Company Letterhead]

May 5, 2010

Via EDGAR Transmission

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Metropolitan Life Insurance Company
    Metropolitan Life Separate Account E ("Registrant")
    Post-Effective Amendment No. 14 to Form N-4
    Registration No. 333-83716/811-4001

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") the Metropolitan Life Separate Account E Statement of Additional Information dated May 1, 2010, which was filed electronically on April 13, 2010 under Rule 461 of the Act, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,

/s/ Myra L. Saul
Associate General Counsel